Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2021
Right-of-use assets and lease liabilities [Abstract]
Right-of-use assets and lease liabilities
5.	Right-of-use assets and lease liabilities

The Company recognized additions and remeasurements of right-of-use of leased assets for buildings or for office equipment totaling CHF 1.2 million and CHF 0.4 million for the years ended December 31, 2021 and 2020, respectively. In 2021, these increases are predominantly associated with the remeasurement and expansion of our leased office space.

Regarding lease liabilities, the amortization depends on the rate implicit in the contract or the incremental borrowing rate for the respective lease component. The weighted averages of the incremental borrowing rates as of December 31, 2021 are 2.5% for buildings, 5.3% for office equipment and 2.6% for IT equipment.

The following tables show the movements in the net book values of right-of-use of leased assets for the years ended December 31, 2021 and 2020, respectively:

In CHF thousands	Buildings	Office equipment	IT equipment	Total
Balance as of December 31, 2020	2,106	63	54	2,223
Additions and remeasurements	1,144	71	—	1,215
Dispositions	—	(15)	—	(15)
Depreciation	(474)	(21)	(14)	(509)
Balance as of December 31, 2021	2,776	98	40	2,914

In CHF thousands	Buildings	Office equipment	IT equipment	Total
Balance as of December 31, 2019	2,106	81	68	2,255
Additions and remeasurements	400	—	—	400
Depreciation	(400)	(18)	(14)	(432)
Balance as of December 31, 2020	2,106	63	54	2,223

For the years ended December 31, 2021, and 2020, the impact on the Company’s consolidated statements of income/(loss) and consolidated statements of cash flows is detailed in the table below.

	For the Years Ended December 31,
In CHF thousands	2021	2020
Consolidated statements of income/(loss)
Depreciation of right-of-use assets	509	432
Interest expense on lease liabilities	63	53
Expense for short-term leases and leases of low value	723	603
Total	1,295	1,088
Consolidated statements of cash flows
Total cash outflow for leases	1,299	1,088

The following table presents the contractual undiscounted cash flows for lease liabilities as of December 31, 2021 and 2020:

	As of December 31,
In CHF thousands	2021	2020
Within 1 year	638	485
Between 1 and 3 years	1,260	970
Between 3 and 5 years	1,203	912
Total	3,101	2,367

The Company also has two deposits in escrow accounts totaling CHF 0.4 million and CHF 0.3 million for the lease of the Company’s premises as of December 31, 2021 and 2020, respectively.